Annual Total Returns- Janus Henderson Global Equity Income Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson Global Equity Income Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.55%)	14.89%	20.74%	(1.86%)	(0.47%)	4.79%	19.13%	(15.86%)	20.84%	1.64%